Shareholders' equity - Preferred Stock Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mellon Capital IV | The Bank Of New York Mellon Corporation
Class of Stock [Line Items]
Ownership percentage	100.00%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share)	$ 100,000
Deferred fees for preferred stock redemption		$ 10
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share)	$ 100,000
Deferred fees for preferred stock redemption			$ 15